Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	22-1211130
Plan number	004
Participant loan, current value	$ 5,249,721
Total	$ 354,924,406
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: American Funds Service Company | Registered Investment Company | American Funds Europacific Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,026,820
Investment, Identifier [Axis]: Columbia Management Advisors | Common/Collective Trust | Columbia Tr Div Inc Inst 300
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,529,177
Investment, Identifier [Axis]: Dodge & Cox | Registered Investment Company | Dodge & Cox Income X Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,622,126
Investment, Identifier [Axis]: Fidelity Management & Research | Registered Investment Company | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,280,259
Investment, Identifier [Axis]: Fidelity Management & Research | Registered Investment Company | Fidelity Glb Ex US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,469,171
Investment, Identifier [Axis]: Fidelity Management & Research | Registered Investment Company | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,763,825
Investment, Identifier [Axis]: Fidelity Management & Research | Registered Investment Company | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,566,329
Investment, Identifier [Axis]: Fidelity Management & Research | Registered Investment Company | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,425,386
Investment, Identifier [Axis]: JP Morgan Investment Mgmt Inc | Registered Investment Company | JP Morgan US Equity A Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,707,087
Investment, Identifier [Axis]: MFS Investment Management | Common/Collective Trust | MFS Mid-Cap Growth FD CI CT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,564,263
Investment, Identifier [Axis]: Mainstay | Registered Investment Company | NYLI Winslow Large Cap Growth I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,155,215
Investment, Identifier [Axis]: Principal Life Insurance Company | Insurance Company General Account | Principal Fixed Income Guarantee Option at contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,564,827
Investment, Identifier [Axis]: Provident Financial Services, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,066,375
Investment, Identifier [Axis]: Reliance Trust Company | Common/Collective Trust | MetLife SV Fund Ser 25053 CI 0
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,390,022
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2005 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	131,677
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	704,225
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2015 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,283,366
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,445,491
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,991,478
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,792,274
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,351,654
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,500,932
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,535,985
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,680,388
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,977,356
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,135,796
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,883,019
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Common/Collective Trust | Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,687
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. | Registered Investment Company | T. Rowe Price Mid Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,613,606
Investment, Identifier [Axis]: Wasatch Funds | Registered Investment Company | Wasatch Core Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	975,279
Investment, Identifier [Axis]: Wells Fargo | Registered Investment Company | Allspring Spl Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,539,590